Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0000073124
Registrant Name	NORTHERN TRUST CORP
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES